Label	Element	Value
Value Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Advantage Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to provide long-term total return from a combination of income and capital gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 25% of the average value of the Fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This Fund invests primarily in equity securities across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies. Equity securities in which the Fund primarily invests include common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

In managing the Fund, the sub-adviser employs a bottom-up approach to its selection of securities to identify undervalued companies that have the potential to grow their intrinsic values per share, and to purchase these companies at a discount.

Sector allocations are determined based on the Manager's assessment of investment opportunities and/or market conditions. The sub-adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if the sub-adviser identifies a security that it believes offers a better investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

• Derivatives Risk: The Fund’s use of futures contracts (a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, price volatility risk, regulatory risk, liquidity and valuation risk, correlation risk, and segregation risk, each of these risks as described in the “Derivatives Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.” Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Leverage Risk: The Fund may invest in futures contracts as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) based on investment opportunities or market conditions. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

• Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q4 2016: 8.96%; Q3 2015: (7.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.90%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2017)
Value Advantage Portfolio | Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)
1 Year	rr_AverageAnnualReturnYear01	13.19%
Since Inception	rr_AverageAnnualReturnSinceInception	11.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
Value Advantage Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.66%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,096
Annual Return 2014	rr_AnnualReturn2014	14.14%
Annual Return 2015	rr_AnnualReturn2015	(4.69%)
Annual Return 2016	rr_AnnualReturn2016	16.49%
Annual Return 2017	rr_AnnualReturn2017	14.32%
Label	rr_AverageAnnualReturnLabel	Class I (incepted April 30, 2013)
1 Year	rr_AverageAnnualReturnYear01	14.32%
Since Inception	rr_AverageAnnualReturnSinceInception	11.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
Value Advantage Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.66%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 859
Label	rr_AverageAnnualReturnLabel	Class P (incepted April 30, 2013)
1 Year	rr_AverageAnnualReturnYear01	14.55%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013